Investments (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Major categories of net investment income
Total investment income	$ 175,373	$ 187,748	$ 190,218
Investment expenses	(5,920)	(7,014)	(7,258)
Net investment income	169,453	180,734	182,960
Investment non-income producing	0	0	0
Fixed maturity securities
Major categories of net investment income
Total investment income	129,980	136,005	143,493
Equity securities
Major categories of net investment income
Total investment income	9,139	6,932	5,984
Commercial mortgage loans on real estate
Major categories of net investment income
Total investment income	30,417	33,403	36,336
Policy loans
Major categories of net investment income
Total investment income	529	778	802
Short-term investments
Major categories of net investment income
Total investment income	39	9	22
Other investments
Major categories of net investment income
Total investment income	5,266	10,617	3,580
Cash and cash equivalents
Major categories of net investment income
Total investment income	$ 3	$ 4	$ 1